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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RK Capital Management, LLC
                 -------------------------------------------------
   Address:      3033 E. First Avenue, Suite 307, Denver, CO 80206
                 -------------------------------------------------

Form 13F File Number: 028-12689
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott A. Bennewitz
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (303) 394-0101
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Scott A. Bennewitz         Denver, Colorado    February 15, 2011
   -------------------------------    ----------------    -----------------
           [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 57
                                        --------------------

Form 13F Information Table Value Total: $112,267
                                        --------------------
                                            (thousands)

List of Other Included Managers: None.

                                       2

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                           FORM 13F INFORMATION TABLE

                                      13F
                                    6/30/09

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        Column 1            Column 2     Column 3  Column 4           Column 5             Column 6  Column 7        Column 8
------------------------ -------------- --------- --------- ----------------------------- ---------- -------- ----------------------
                                                                                                                 Voting Authority
                                                    Value   Shares or PRN                 Investment   Other
     Name of Issuer      Title of Class   Cusip   (x 1,000)    Amount     SH/PRN Put/Call Discretion Managers    Sole   Shared None
------------------------------------------------------------------------------------------------------------------------------------
ACACIA RSRCH-TECHLGY     COM            003881307 1,459     185,418       SH              Sole                185,418
AMER SCIENCE & ENGNR     COM            029429107 2,468     35,700        SH              Sole                35,700
AMERICA'S CAR-MART       COM            03062T105 2,452     119,600       SH              Sole                119,600
ART TECHNOLOGY GROUP     COM            04289L107 2,320     610,525       SH              Sole                610,525
AVOCENT                  COM            053893103 2,496     178,812       SH              Sole                178,812
AXT                      COM            00246W103 2,018     1,462,648     SH              Sole                1,462,648
BALCHEM                  COM            057665200 5,362     218,669       SH              Sole                218,669
BALDOR ELECTRIC          COM            057741100 2,198     92,400        SH              Sole                92,400
BRIGHTPOINT              COM            109473405 1,537     245,079       SH              Sole                245,079
COINSTAR                 COM            19259P300 2,673     100,102       SH              Sole                100,102
COMTECH TELECOMM         COM            205826209 1,594     50,000        SH              Sole                50,000
CON-WAY                  COM            205944101 1,734     49,100        SH              Sole                49,100
DAVITA                   COM            23918K108 1,756     35,500        SH              Sole                35,500
DELUXE                   COM            248019101 972       75,843        SH              Sole                75,843
DG FASTCHANNEL           COM            23326R109 1,513     82,700        SH              Sole                82,700
DYNAMEX                  COM            26784F103 1,652     107,363       SH              Sole                107,363
ENDO PHARMACEUTICALS     COM            29264F205 2,579     143,900       SH              Sole                143,900
ENERGYSOLUTIONS          COM            292756202 1,217     132,300       SH              Sole                132,300
ENNIS                    COM            293389102 954       76,600        SH              Sole                76,600
ENTROPIC COMMUNICATI     COM            29384R105 1,771     786,910       SH              Sole                786,910
EXPONENT                 COM            30214U102 1,774     72,360        SH              Sole                72,360
FREIGHTCAR AMERICA       COM            357023100 740       44,000        SH              Sole                44,000
GEN-PROBE                COM            36866T103 2,151     50,000        SH              Sole                50,000
GEO GROUP (THE)          COM            36159R103 1,726     92,900        SH              Sole                92,900
GRAFTECH INT'L           COM            384313102 2,697     238,500       SH              Sole                238,500
GSE SYSTEMS              COM            36227K106 2,119     313,925       SH              Sole                313,925
HARRIS STRATEX NTWRK     CL A           41457P106 3,447     531,908       SH              Sole                531,908
HERITAGE-CRYSTAL CLE     COM            42726M106 1,204     99,117        SH              Sole                99,117
HMS HLDGS                COM            40425J101 3,188     78,300        SH              Sole                78,300
ICF INTERNATIONAL        COM            44925C103 3,816     138,300       SH              Sole                138,300
II-VI                    COM            902104108 1,051     47,300        SH              Sole                47,300
INSPIRE PHARM            COM            457733103 1,478     265,863       SH              Sole                265,863
INTUITIVE SURGICAL       COM            46120E602 2,128     13,000        SH              Sole                13,000
KING PHARMACEUTICALS     COM            495582108 3,648     378,800       SH              Sole                378,800
LAWSON SOFTWARE          COM            52078P102 808       144,100       SH              Sole                144,100
LIFE SCIENCES RESRCH     COM            532169109 1,232     171,777       SH              Sole                171,777
LINCARE HLDGS            COM            532791100 3,060     130,100       SH              Sole                130,100
LIVEPERSON               COM            538146101 1,523     380,868       SH              Sole                380,868
LSB INDUSTRIES           COM            502160104 991       61,300        SH              Sole                61,300
LUMINEX                  COM            55027E102 1,520     82,000        SH              Sole                82,000
MARVEL ENTERTAINMENT     COM            57383T103 1,566     44,000        SH              Sole                44,000
MDC PARTNERS             CL A           552697104 1,676     304,200       SH              Sole                304,200
MIPS TECHNOLOGIES        COM            604567107 2,187     729,143       SH              Sole                729,143
MULTI-COLOR              COM            625383104 1,689     137,801       SH              Sole                137,801
MULTI-FINELINE ELECT     COM            62541B101 2,028     94,765        SH              Sole                94,765
NATUS MEDICAL            COM            639050103 2,873     249,000       SH              Sole                249,000
NIC                      COM            62914B100 760       112,314       SH              Sole                112,314
OPLINK COMMUNIC          COM            68375Q403 2,572     225,617       SH              Sole                225,617
RPM INT'L                COM            749685103 1,911     136,100       SH              Sole                136,100
RUBICON TECHNOLOGY       COM            78112T107 642       44,963        SH              Sole                44,963
SUPERIOR ENERGY          COM            868157108 1,699     98,350        SH              Sole                98,350
TEXAS ROADHOUSE          CL A           882681109 937       85,900        SH              Sole                85,900
TRANSACT TECH            COM            892918103 902       181,030       SH              Sole                181,030
UNITED ONLINE            COM            911268100 2,121     325,800       SH              Sole                325,800
WATERS                   COM            941848103 3,814     74,100        SH              Sole                74,100
WEB.COM GROUP            COM            94733A104 1,938     344,144       SH              Sole                344,144
WMS INDUSTRIES           COM            929297109 1,925     61,100        SH              Sole                61,100